Unaudited Interim Condensed Consolidated Statements of Operations - USD ($)		6 Months Ended
		Mar. 31, 2025	Mar. 31, 2024
Net revenues		$ 6,565,367	$ 6,803,962
Cost of revenues		(5,893,899)	(6,195,078)
Gross profit		671,468	608,884
Operating expenses:
Selling and marketing		(117,772)	(149,223)
General and administrative		(1,200,042)	(1,837,698)
Research and development		(389,572)	(395,435)
Total operating expenses		(1,707,386)	(2,382,356)
Loss from operations		(1,035,918)	(1,773,472)
Other income (expenses):
Interest expenses		(73,002)	(30,121)
Interest income		64,887	267,992
Non-operating income, net		131,092	39,280
Fair value changes in contingent asset			(310,667)
Impairment loss of goodwill			(1,362,044)
Total other (expenses) income, net		122,977	(1,395,560)
Loss from continuing operations before income taxes and share of loss of equity method investments		(912,941)	(3,169,032)
Income tax benefit (expense)		(21,334)	79,488
Share of loss of equity method investments		(93,799)	(45,906)
Net loss from continuing operations		(1,028,074)	(3,135,450)
Loss from operations of discontinued operations before income taxes and share of loss of equity method investments		(165,626)	(1,472,451)
Income tax expenses
Share of loss of equity method investments		(63,152)	(56,513)
Net loss from discontinued operations		(228,778)	(1,528,964)
Net loss		(1,256,852)	(4,664,414)
Net loss from continuing operations		(1,028,074)	(3,135,450)
Less: Net loss attributable to non-controlling interests from continuing operations		(68,549)	(91,111)
Net loss attributable to EZGO Technologies Ltd.’s shareholders from continuing operations		(959,525)	(3,044,339)
Net loss from discontinued operations		(228,778)	(1,528,964)
Less: Net loss attributable to non-controlling interests from discontinued operations		(52,296)	(520,746)
Net loss attributable to EZGO Technologies Ltd.’s shareholders from discontinued operation		(176,482)	(1,008,218)
Net loss attributable to EZGO Technologies Ltd.’s shareholders		$ (1,136,007)	$ (4,052,557)
Net loss from continuing operations per ordinary share:
Basic (in Dollars per share)	[1]	$ (0.19)	$ (1.19)
Diluted (in Dollars per share)	[1]	(0.19)	(1.19)
Net loss from discontinued operation per ordinary share:
Basic (in Dollars per share)	[1]	(0.04)	(0.4)
Diluted (in Dollars per share)	[1]	(0.04)	(0.4)
Net loss per ordinary share:
Basic (in Dollars per share)	[1]	(0.23)	(1.59)
Diluted (in Dollars per share)	[1]	$ (0.23)	$ (1.59)
Weighted average shares outstanding
Basic (in Shares)	[1]	4,960,610	2,552,576
Diluted (in Shares)	[1]	4,960,610	2,552,576
Third parties
Cost of revenues		$ (5,785,506)	$ (6,195,078)
Related parties
Cost of revenues		$ (108,393)

[1]	Giving retroactive effect to the 40 to 1 reverse share split on April 12, 2024 (Note 15).